Financial Instruments - Disclosure Details of Private Equity Funds Non-current Financial Assets at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	R$ 7,146	R$ 5,985
Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	7,146	5,985
Vinci Capital Partners Three Feeder FIP Multiestratgia [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	4,262	3,351
Nordeste III FIP Multiestrategia [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	R$ 2,884	R$ 2,634